CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 152,412	$ 124,040	$ 105,497
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation	54,949	48,536	40,823
Amortization of intangibles	6,393	4,860	2,795
Expense associated with share-based and grant compensation arrangements	3,574	3,805	2,335
Deferred income taxes (credits)	857	(8,629)	2,464
Unrealized loss (gain) on investments and other	1,888	(25)	(267)
Net (gain) on disposition of assets	(6,604)	(863)
Changes in:
Accounts receivable	(8,512)	(30,787)	(5,119)
Inventories	(84,304)	(49,262)	(3,245)
Accounts payable and cash overdraft	(5,213)	21,159	11,259
Accrued liabilities and other	1,245	23,749	15,978
NET CASH FROM OPERATING ACTIVITIES	116,685	136,583	172,520
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(95,862)	(71,116)	(53,762)
Proceeds from sale of property, plant and equipment	38,373	2,919	3,126
Acquisitions, net of cash received	(54,017)	(60,587)	(80,077)
Repayments of debt of acquiree			(92,830)
Purchase and dissolution of remaining noncontrolling interest in subsidiary			(892)
Advances of notes receivable	(434)	(234)	(6,012)
Collections on notes receivable	768	1,509	7,899
Purchases of investments	(13,338)	(13,518)	(5,666)
Proceeds from sale of investments	3,678	5,103	2,568
Other	(400)	(1,735)	(2,011)
NET CASH USED IN INVESTING ACTIVITIES	(121,232)	(137,659)	(227,657)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	732,370	758,287	131,002
Repayments under revolving credit facilities	(748,496)	(722,725)	(107,294)
Borrowings of debt	927	8,525
Repayment of debt	(5,540)	(13,347)
Issuance of long-term debt	75,000
Proceeds from issuance of common stock	1,026	660	536
Dividends paid to shareholders	(3,139)	(4,032)	(3,280)
Distributions to noncontrolling interest	(22,072)	(19,607)	(17,680)
Repurchase of common stock	(24,629)	(12,977)
Other	(1,054)	(31)	(73)
NET CASH FROM (USED IN) FINANCING ACTIVITIES	4,393	(5,247)	3,211
Effect of exchange rate changes on cash	(464)	650	(1,927)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(618)	(5,673)	(53,853)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF PERIOD	28,816	34,489	88,342
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 28,198	$ 28,816	$ 34,489